ASSET RETIREMENT OBLIGATIONS, CONTRACTUAL THIRD-PARTY RECLAMATION RECEIVABLES, AND RECLAMATION DEPOSITS - Carrying Value, Estimated Fair Value of Reclamation Deposits (Detail) (USD $)
In Thousands, unless otherwise specified
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Asset Retirement Obligation [Line Items]
Reclamation deposits	$ 75,315	$ 74,921	$ 72,718
Carrying Value
Asset Retirement Obligation [Line Items]
Reclamation deposits	75,315	74,921
Carrying Value | Cash and cash equivalents
Asset Retirement Obligation [Line Items]
Reclamation deposits		63,525
Carrying Value | Cash and cash equivalents | Level 1
Asset Retirement Obligation [Line Items]
Reclamation deposits	49,627
Carrying Value | Held-to-maturity securities
Asset Retirement Obligation [Line Items]
Reclamation deposits		11,396
Carrying Value | Held-to-maturity securities | Level 2
Asset Retirement Obligation [Line Items]
Reclamation deposits	25,688
Fair Value
Asset Retirement Obligation [Line Items]
Reclamation deposits	76,028	75,611
Fair Value | Cash and cash equivalents
Asset Retirement Obligation [Line Items]
Reclamation deposits		63,525
Fair Value | Cash and cash equivalents | Level 1
Asset Retirement Obligation [Line Items]
Reclamation deposits	49,627
Fair Value | Held-to-maturity securities
Asset Retirement Obligation [Line Items]
Reclamation deposits		12,086
Fair Value | Held-to-maturity securities | Level 2
Asset Retirement Obligation [Line Items]
Reclamation deposits	$ 26,401